Investment Objectives and Goals	May 01, 2026
ARGA EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	ARGA Emerging Markets Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ARGA Emerging Markets Value Fund (the “Fund”) seeks long-term capital appreciation.
ARGA INTERNATIONAL VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	ARGA International Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ARGA International Value Fund (the “Fund”) seeks long-term capital appreciation.
ARGA VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	ARGA Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ARGA Value Fund (the “Fund”) seeks long-term capital appreciation.
FS Multi-Strategy Alternatives Fund
Prospectus [Line Items]
Risk/Return [Heading]	FS Multi-Strategy Alternatives Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FS Multi-Strategy Alternatives Fund (the “Multi-Strategy Fund” or the “Fund”) seeks to provide shareholders with positive absolute returns over a complete market cycle.
STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF
Prospectus [Line Items]
Risk/Return [Heading]	Strategas Global Policy Opportunities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Strategas Global Policy Opportunities ETF (the “Global Policy Opportunities ETF” or the “Fund”) seeks long-term capital appreciation.
STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF
Prospectus [Line Items]
Risk/Return [Heading]	Strategas Macro Thematic Opportunities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Strategas Macro Thematic Opportunities ETF (the “Macro Thematic Opportunities ETF” or the “Fund”) seeks long-term capital appreciation.
Strategas Macro Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Strategas Macro Momentum ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Strategas Macro Momentum ETF (the “Macro Momentum ETF” or the “Fund”) seeks long-term capital appreciation.